Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2025
Fee and commission income [abstract]
Schedule of net fee and commission income

Net fee and commission income
in EUR million	2025	2024	2023
Fee and commission income
Payment Services	2,478	2,219	2,062
Securities business	922	734	584
Insurance and other broking	650	594	529
Portfolio management	796	699	625
Lending business	727	650	602
Financial guarantees and other commitments	461	454	459
Other fee and commission income	264	255	248
Total fee and commission income	6,297	5,604	5,109

Fee and commission expenses
Payment Services	858	756	704
Securities business	170	147	128
Distribution of products	457	475	480
Other fee and commission expenses	210	218	202
Total fee and commission expenses	1,696	1,596	1,514

Net fee and commission income	4,602	4,008	3,595